Insurance - Summary of Net Premiums and Claims (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Gross amount [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Premiums	$ 4,209	$ 4,236
Claims and benefits	3,990	2,615
Reinsurers' share of amount [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Premiums	(225)	(204)
Claims and benefits	(241)	(224)
Net Amounts [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Premiums	3,984	4,032
Claims and benefits	$ 3,749	$ 2,391